Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Lessor, Operating Lease, Term of Contract	2 years
Lease liabilities at commencement	$ 167,502
Amortization and short-term rental charges	34,841
Short-term rental charges	246,000
Operating lease expense	$ 0	$ 265,134